Share Capital (Tables)	9 Months Ended
Oct. 31, 2021
Disclosure of classes of share capital [text block] [Abstract]
Schedule of Stock option transactions
	Number of Options	Weighted Average Exercise Price
Balance, February 5, 2021	—	—
Issued	5,220,000	0.40
Cancelled	(160,000)	0.40
Balance, October 31, 2021	5,060,000	$0.40

Schedule of options were outstanding and exercisable
Grant Date	Expiry Date	Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Life
April 15, 2021	April 14, 2026	$CDN 0.50 ($0.40)	4,000,000	1,333,333	4.45
August 5, 2021	August 4, 2026	CDN 0.50 ($0.40)	800,000	266,667	4.76
September 24, 2021	September 23, 2026	CDN 0.50 ($0.40)	260,000	86,666	4.90
			5,060,000	1,686,666

Schedule of the range of assumptions used to value stock options granted

Options	For the Period from Inception on February 5, 2021 to October 31, 2021
Expected volatility	75% - 79%
Risk-free interest rate	0.46% - 1.03%
Dividend yield	—
Expected term (in years)	3 – 5

Schedule of the Company’s shares issuable for Silver Bull Warrants
Warrants	Shares	Weighted Average Exercise Price Per Arras share issuable	Weighted Average Exercise Price Per Silver Bull Share issuable
Balance: February 5, 2021	—	$—	$—
Issuable pursuant to the Distribution with Silver Bull	1,971,289	0.25	0.34
Balance: October 31, 2021	1,971,289	$0.25	$0.34

Schedule of the Company’s shares issuable for Silver Bull Warrants
Expiry Date	Exercise Price	Number of Options Outstanding	Weighted Average Remaining Life
October 27, 2025	$0.25	1,971,289	3.99